Commitments and Contingencies (Details Textual 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies (Textual) [Abstract]
Remediation settlement costs	$ 0.2
Commitments and Contingencies (Additional Textual) [Abstract]
Number of Sites	5
Completed remediation activities at manufacturing site	2
New Jersey Site and California [Member]
Commitments and Contingencies (Textual) [Abstract]
Increase in Environmental accruals	0.5	0.3
New Jersey Site and California [Member] | Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Maximum cost of the ultimate outcome of the environmental matters related to the New Jersey Site and the California Site	1.3
Former Manufacturing Site [Member]
Commitments and Contingencies (Textual) [Abstract]
Remediation settlement costs	0.1
Wisconsin Site [Member] | Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Remediation settlement costs	0.1
Kentucky Site [Member]
Commitments and Contingencies (Textual) [Abstract]
Estimated settlement cost	$ 0.1